Bank loan (Tables)	12 Months Ended
Dec. 31, 2021
Bank loan
Summary of bank loan

	December 31,
	2021	2020

Current maturities of long-term bank loans	$—	$201
Long-term bank borrowings	—	6,040
	—	6,241